Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining nine months of 2017	$ 26,030
2018	33,156
2019	32,226
2020	31,899
2021	31,340
Thereafter	14,651
Net Book Value	169,302
Amortization of intangible assets	$ 8,700	$ 14,700